Financial assets and liabilities - Line of credit (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities
Total available credit lines	$ 1,388,830	$ 859,098
Available credit lines related to financial debt	960,930	701,220
Undrawn credit of financial debt	228,435	390,289
Available credit lines related to letters of credit	427,900	157,878
Undrawn credit of letters of credit	407,235	$ 16,129
Undrawn borrowing facilities Of line of credit, letters of credit	$ 178,800